Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2021 (Unaudited)

Eaton Vance Short Duration Inflation-Protected Income Fund (the Fund), a non-diversified series of Eaton Vance Special Investment Trust, pursues its investment objective by investing in inflation protected instruments, including Treasury Inflation Protected Securities, and other fixed or floating-rate debt obligations with respect to which the Fund enters into agreements to swap nominal interest payments for payments based on changes in the U.S. Consumer Price Index or other measure of inflation and in interests in Senior Debt Portfolio (the Portfolio), a Massachusetts business trust managed by an affiliate of Eaton Vance Management. The Fund owns a pro rata interest in the net assets of the Portfolio in which it invests. At January 31, 2021, the Fund owned 1.0% of the Portfolio’s outstanding interests. The Fund’s Portfolio of Investments at January 31, 2021 is set forth below.

Eaton Vance

Short Duration Inflation-Protected Income Fund

January 31, 2021

PORTFOLIO OF INVESTMENTS (Unaudited)

Investment in Affiliated Portfolio — 28.8%

Description		Value
Senior Debt Portfolio (identified cost, $55,280,521)		$57,217,445

Total Investment in Affiliated Portfolio (identified cost $55,280,521)		$57,217,445

Asset-Backed Securities — 7.9%

Security	Principal Amount (000’s omitted)	Value
ARI Fleet Lease Trust
Series 2018-B, Class A2, 3.22%, 8/16/27(1)	$52	$52,407
Avant Loans Funding Trust
Series 2019-B, Class A, 2.72%, 10/15/26(1)	274	275,359
Chesapeake Funding Il, LLC
Series 2017-3A, Class A1, 1.91%, 8/15/29(1)	88	88,442
Series 2017-4A, Class A1, 2.12%, 11/15/29(1)	812	815,896
Coinstar Funding, LLC
Series 2017-1A, Class A2, 5.216%, 4/25/47(1)	1,584	1,595,426
Consumer Loan Underlying Bond Credit Trust
Series 2018-P3, Class A, 3.82%, 1/15/26(1)	49	48,822
Series 2018-P3, Class B, 4.32%, 1/15/26(1)	146	147,832
Credit Acceptance Auto Loan Trust
Series 2017-3A, Class C, 3.48%, 10/15/26(1)	1,609	1,618,792
Drive Auto Receivables Trust
Series 2017-BA, Class D, 3.72%, 10/17/22(1)	54	54,537
Foundation Finance Trust
Series 2017-1A, Class A, 3.30%, 7/15/33(1)	459	467,304
FREED ABS Trust
Series 2019-2, Class A, 2.62%, 11/18/26(1)	1,191	1,197,692
Series 2020-FP1, Class A, 2.52%, 3/18/27(1)	375	378,002
Hertz Fleet Lease Funding, L.P.
Series 2017-1, Class A2, 2.13%, 4/10/31(1)	513	515,196
LL ABS Trust
Series 2019-1A, Class A, 2.87%, 3/15/27(1)	351	353,019
Series 2020-1A, Class A, 2.33%, 1/17/28(1)	706	712,609
Marlette Funding Trust
Series 2018-1A, Class C, 3.69%, 3/15/28(1)	43	42,910
Series 2019-2A, Class A, 3.13%, 7/16/29(1)	425	428,723
Series 2020-2A, Class B, 1.83%, 9/16/30(1)	425	429,736
MVW, LLC
Series 2020-1A, Class A, 1.74%, 10/20/37(1)	114	116,760
OneMain Financial Issuance Trust
Series 2017-1A, Class A1, 2.37%, 9/14/32(1)	264	264,834

Security	Principal Amount (000’s omitted)	Value
OSCAR US Funding X, LLC
Series 2019-1A, Class A2, 3.10%, 4/11/22(1)	$147	$147,852
Small Business Lending Trust
Series 2020-A, Class A, 2.62%, 12/15/26(1)	414	412,438
Sofi Consumer Loan Program, LLC
Series 2017-5, Class A2, 2.78%, 9/25/26(1)	169	170,658
Series 2017-6, Class A2, 2.82%, 11/25/26(1)	158	158,637
SpringCastle America Funding, LLC
Series 2020-AA, Class A, 1.97%, 9/25/37(1)	1,521	1,536,270
Stack Infrastructure Issuer, LLC
Series 2019-1A, Class A2, 4.54%, 2/25/44(1)	976	1,043,496
Tesla Auto Lease Trust
Series 2018-B, Class A, 3.71%, 8/20/21(1)	549	553,472
Series 2020-A, Class A3, 0.68%, 12/20/23(1)	164	165,295
Series 2020-A, Class A4, 0.78%, 12/20/23(1)	104	105,049
Theorem Funding Trust
Series 2020-1A, Class A, 2.48%, 10/15/26(1)	263	265,153
Upgrade Receivables Trust
Series 2019-2A, Class A, 2.77%, 10/15/25(1)	49	48,627
Vantage Data Centers Issuer, LLC
Series 2019-1A, Class A2, 3.188%, 7/15/44(1)	317	333,648
Vantage Data Centers, LLC
Series 2020-2A, Class A2, 1.992%, 9/15/45(1)	1,105	1,110,439

Total Asset-Backed Securities (identified cost $15,605,188)		$15,655,332

Collateralized Mortgage Obligations — 0.4%

Security	Principal Amount (000’s omitted)	Value
Federal Home Loan Mortgage Corp. Structured Agency Credit Risk Debt Notes
Series 2019-DNA3, Class M2, 2.18%, (1 mo. USD LIBOR + 2.05%), 7/25/49(1)(2)	$325	$325,684
Federal National Mortgage Association Connecticut Avenue Securities
Series 2018-C06, Class 1M2, 2.13%, (1 mo. USD LIBOR + 2.00%), 3/25/31(2)	281	281,903
Series 2019-R02, Class 1M2, 2.43%, (1 mo. USD LIBOR + 2.30%), 8/25/31(1)(2)	181	181,337

Total Collateralized Mortgage Obligations (identified cost $684,261)		$788,924

Commercial Mortgage-Backed Securities — 1.1%

Security	Principal Amount (000’s omitted)	Value
COMM Mortgage Trust
Series 2013-CR11, Class D, 5.12%, 8/10/50(1)(3)	$455	$422,269
Series 2015-CR22, Class D, 4.106%, 3/10/48(1)(3)	1,000	1,001,272
JPMorgan Chase Commercial Mortgage Securities Trust
Series 2011-C5, Class D, 5.424%, 8/15/46(1)(3)	830	752,018

Total Commercial Mortgage-Backed Securities (identified cost $2,342,311)		$2,175,559

Corporate Bonds & Notes — 0.4%

Security	Principal Amount (000’s omitted)	Value
Macy’s Retail Holdings, LLC
4.375%, 9/1/23	$825	$813,656

Total Corporate Bonds & Notes (identified cost $850,559)		$813,656

U.S. Treasury Obligations — 59.6%
Security	Principal Amount (000’s omitted)	Value
U.S. Treasury Inflation-Protected Notes:
0.125%, 4/15/22(4)	$7,490	$7,683,488
0.125%, 7/15/22(4)	3,395	3,517,145
0.125%, 1/15/23(4)	10,147	10,591,997
0.125%, 7/15/24(4)	3,288	3,548,625
0.125%, 10/15/24(4)	7,100	7,675,964
0.125%, 4/15/25(4)	7,052	7,659,550
0.125%, 10/15/25(4)	2,006	2,198,742
0.25%, 1/15/25(4)	6,592	7,178,202
0.375%, 7/15/23(4)	10,064	10,723,340
0.375%, 7/15/25(4)	5,487	6,078,472
0.50%, 4/15/24(4)	9,286	10,030,093
0.625%, 4/15/23(4)	10,477	11,097,631
0.625%, 1/15/24(4)	7,807	8,441,284
0.625%, 1/15/26(4)	10,952	12,322,343
2.375%, 1/15/25(4)	8,283	9,750,647

Total U.S. Treasury Obligations (identified cost $113,832,662)		$118,497,523

Short-Term Investments — 1.4%

Description	Units	Value
Eaton Vance Cash Reserves Fund, LLC, 0.11%(5)	2,833,919	$2,833,919

Total Short-Term Investments (identified cost $2,833,919)		$2,833,919

Total Investments — 99.6% (identified cost $191,429,421)		$197,982,358

Other Assets, Less Liabilities — 0.4%		$719,020

Net Assets — 100.0%		$198,701,378

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At January 31, 2021, the aggregate value of these securities is $18,337,912 or 9.2% of the Fund’s net assets.

(2)	Variable rate security. The stated interest rate represents the rate in effect at January 31, 2021.

(3)	Weighted average fixed-rate coupon that changes/updates monthly. Rate shown is the rate at January 31, 2021.

(4)	Inflation-linked security whose principal is adjusted for inflation based on changes in the U.S. Consumer Price Index. Interest is calculated based on the inflation-adjusted principal.

(5)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of January 31, 2021.

Centrally Cleared Inflation Swaps
Notional Amount (000’s omitted)		Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/Unrealized Appreciation
USD	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.454% (pays upon termination)	3/24/26	$413,958
USD	4,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	0.655% (pays upon termination)	3/27/25	290,115
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.404% (pays upon termination)	3/6/25	170,938
USD	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.901% (pays upon termination)	9/1/26	158,319
USD	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.915% (pays upon termination)	9/2/25	153,235

							$1,186,565

Inflation Swaps

Counterparty	Notional Amount (000’s omitted)	Fund Pays/Receives Return on Reference Index	Reference Index	Fund Pays/Receives Rate	Annual Rate	Termination Date	Value/ Unrealized Appreciation (Depreciation)
Bank of America, N.A.	$5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.784% (pays upon termination)	6/19/22	$46,781
Bank of America, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.770% (pays upon termination)	6/22/22	50,447
Bank of America, N.A.	8,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.856% (pays upon termination)	1/9/24	36,599
Barclays Bank PLC	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.934% (pays upon termination)	7/20/22	13,497
Barclays Bank PLC	10,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.157% (pays upon termination)	1/9/23	(105,588)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	2.207% (pays upon termination)	1/23/23	(68,760)
Citibank, N.A.	5,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.763% (pays upon termination)	1/2/24	44,192
Goldman Sachs International	7,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.890% (pays upon termination)	12/21/23	38,499
Goldman Sachs International	6,000	Receives	Return on CPI-U (NSA) (pays upon termination)	Pays	1.783% (pays upon termination)	12/28/23	57,342

							$113,009

Abbreviations:

CPI-U (NSA)	-	Consumer Price Index All Urban Non-Seasonally Adjusted
LIBOR	-	London Interbank Offered Rate

Currency Abbreviations:

USD	-	United States Dollar

At January 31, 2021, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objective and its use of derivatives. The Fund enters into inflation swap agreements to swap nominal interest payments with respect to its investments in certain fixed or floating-rate debt (including floating-rate loans) for payments based on changes in the U.S. Consumer Price Index or other measures of inflation.

At January 31, 2021, the value of the Fund’s investment in affiliated funds was $2,833,919, which represents 1.4% of the Fund’s net assets. Transactions in affiliated funds by the Fund for the fiscal year to date ended January 31, 2021 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period
Short-Term Investments
Eaton Vance Cash Reserves Fund, LLC	$2,961,814	$24,385,180	$(24,513,075)	$—	$—	$2,833,919	$638	2,833,919

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At January 31, 2021, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Investment in Affiliated Portfolio	$57,217,445	$—	$—	$57,217,445
Asset-Backed Securities	—	15,655,332	—	15,655,332
Collateralized Mortgage Obligations	—	788,924	—	788,924
Commercial Mortgage-Backed Securities	—	2,175,559	—	2,175,559
Corporate Bonds & Notes	—	813,656	—	813,656
U.S. Treasury Obligations	—	118,497,523	—	118,497,523
Short-Term Investments	—	2,833,919	—	2,833,919
Total Investments	$57,217,445	$140,764,913	$—	$197,982,358
Swap Contracts	$—	$1,473,922	$—	$1,473,922
Total	$57,217,445	$142,238,835	$—	$199,456,280

Liability Description
Swap Contracts	$—	$(174,348)	$—	$(174,348)
Total	$—	$(174,348)	$—	$(174,348)

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

A copy of Part F to Form N-PORT (containing a Portfolio of Investments) for Senior Debt Portfolio at January 31, 2021 is available by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the Securities and Exchange Commission’s website at www.sec.gov.